Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Cash and cash equivalents [abstract]
Cash on hand	$ 38	$ 44
Cash at bank	90,887	3,747
Cash and cash equivalents	$ 90,925	$ 3,791	$ 1,962	$ 10,739